Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2018
Basis of Presentation and Accounting Policies
Basis of Presentation and Accounting Policies

1   BASIS OF PREPARATION AND ACCOUNTING POLICIES

These unaudited condensed consolidated interim financial statements (interim financial statements) for the six months ended 30 June 2018 have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the International Accounting Standards Board (IASB).

The annual financial statements of the Group are prepared in accordance with IFRSs as adopted by the EU and as issued by the IASB. Except as noted below, the interim financial statements have been prepared applying the accounting policies and presentation that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2017.

IFRS 9 ‘Financial Instruments’ is effective for accounting periods beginning on or after 1 January 2018 and replaces existing accounting standards. It is applicable to financial assets and liabilities, and introduces changes to existing accounting concerning classification and measurement, impairment (introducing an expected-loss method), hedge accounting, and on the treatment of gains arising from the impact of own credit risk on the measurement of liabilities held at fair value. The Group early adopted the treatment of fair value changes arising from changes in own credit risk from 1 January 2017 and has adopted the remainder of the standard from 1 January 2018. The principal impact is that equity investments previously classified as available for sale have been re-categorised on initial application and the Group has elected to record fair value movements on certain non-current equity investments in other comprehensive income from 1 January 2018. There is no future recycling of such gains and losses to profit or loss. Fair value movements on other equity investments are recorded in profit. Given the general quality and short-term nature of the trade receivables, there is no material impact on the introduction of an expected-loss impairment method. Other changes include classifying factored receivables and investments in money market funds at fair value through profit and loss but these changes have not had a material measurement impact. The Group’s existing hedging arrangements have been assessed as compliant with the new rules.

IFRS 15 ‘Revenue from Contracts with Customers’ is effective for accounting periods beginning on or after 1 January 2018 and replaces existing accounting standards. It provides enhanced detail on the principle of recognising revenue to reflect the transfer of goods and services to customers at a value which the Company expects to be entitled to receive. The standard also updates revenue disclosure requirements.

The standard has not had a material impact on the revenue streams from the supply of goods and associated rebates and returns provisions. The timing of the recognition of product sales and the basis for the estimates of sales deductions under IAS 18 are consistent with those adopted under IFRS 15.

The previous accounting for externalisation transactions under IAS 18 includes an analysis of the performance obligations under the arrangement and upfront revenue recognition requires the transfer of substantive rights, for example a licence to use the intellectual property and an appropriate allocation of revenue to the remaining performance obligations. While the basis for such allocation is different in IFRS 15, the impact of the adoption of the new standard on the historical allocations is not material. The licences we grant are typically rights to use the intellectual property, which does not change during the period of the licence. Those licences are generally unique and therefore the basis of allocation of revenue to performance obligations makes use of the residual approach as permitted by IFRS 15. The related sales milestones and royalties to these licences qualify for the royalty exemption available under IFRS 15 and will continue to be recognised as the underlying sales are made. Furthermore, there is no material change to the assessment of whether the performance obligations are distinct from applying the new standard.

The Group has retrospectively applied the standard from 1 January 2018 recognising the cumulative effect of initially applying the standard as an increase to trade and other payables of $133m to defer externalisation revenue previously recognised, an increase to trade and other receivables of $20m to recognise externalisation revenue previously not recognised, a total related tax adjustment of $22m and a corresponding net adjustment to the opening balance of retained earnings of $91m. There is no restatement to prior periods as permitted in the transition rules for IFRS 15. The impact of initial application in H1 2018 as compared with H1 2017 is the recognition of additional Externalisation Revenue of $14m in H1 2018. Earnings per share increased by $0.01.

Legal proceedings

The information contained in Note 5 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s Annual Report and Form 20‑F Information 2017.

Going concern

The Group has considerable financial resources available. As at 30 June 2018 the Group has $1.8bn in financial resources (cash balances of $3.0bn and undrawn committed bank facilities of $3.0bn which are available until April 2022, with only $4.2bn of debt due within one year). The Group’s revenues are largely derived from sales of products which are covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although the revenue is expected to continue to be significantly impacted by the expiry of patents over the medium term. In addition, government price interventions in response to budgetary constraints are expected to continue to adversely affect revenues in many of the mature markets. However, we anticipate new revenue streams from both recently launched medicines and products in development, and the Group has a wide diversity of customers and suppliers across different geographic areas. Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully.

On the basis of the above paragraph, the going concern basis has been adopted in these interim financial statements.

Financial information

The comparative figures for the financial year ended 31 December 2017 are not the Company’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and have been delivered to the registrar of companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.